Basis of Presentation and General Information - Summary of Concentration of Risk (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2025
Revenue Benchmark [Member] | Minimum [Member] | Revenue from Rights Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%